Inventory - Schedule of detailed information about inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [Abstract]
Finished products - Vanadium	$ 35,083	$ 43,582
Finished products - Ilmenite	1,040	672
Work-in-process	606	1,802
Stockpiles	490	1,328
Warehouse materials	10,319	14,181
Total	$ 47,538	$ 61,565